Lease right-of-use assets and lease liabilities	12 Months Ended
Jun. 30, 2023
Lease Right-of-use Assets And Lease Liabilities
Lease right-of-use assets and lease liabilities

5. Lease right-of-use assets and lease liabilities

Operating leases

The Company leases office space in Taren Point, NSW, Australia. The lease commenced on July 15, 2018 and ends on July 14, 2023, with a three year optional extension that the Company expects to utilize. The monthly lease payments are $25,000 AUD and are subject to annual escalation rate of 3%.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 3.70%, as the interest rate implicit in most of our leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. During the years ended June 30, 2023 and 2022, the Company recorded $198,914 and $213,490 as operating lease expense.

Operating right-of- use assets are summarized below:

	June 30, 2023	June 30, 2022
Office lease	$1,541,390	$1,541,390
Less accumulated amortization	(935,596)	(701,267)
Right-of-use, net	$605,794	$840,123

Operating lease liabilities are summarized below:

	June 30, 2023	June 30, 2022
Office lease	$685,077	$922,929

Less: current portion	212,062	206,690
Long term portion	$473,015	$716,239

June 30, 2023
Year ending June 30, 2024	$233,735
Year ending June 30, 2025	240,747
Year ending June 30, 2026	247,970
Total future minimum lease payments	722,452
Less imputed interest	(37,375)
PV of Payments	$685,077